Additional information about derivatives financial instruments - Sensitivity analysis of derivative financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Scenario I
Derivative financial instruments.
Percentage of deterioration of risk variables	25.00%
Scenario II
Derivative financial instruments.
Percentage of deterioration of risk variables	50.00%
CDI vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	$ (46)	$ (33)
CDI vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(46)
CDI vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(154)
CDI vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(262)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(46)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(50)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(53)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(46)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(46)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(46)
TJLP vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(370)	(381)
TJLP vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(370)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(614)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(858)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(370)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(378)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(386)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(370)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(379)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(388)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(370)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(379)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(388)
TJLP vs. US$ floating rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(56)
TJLP vs. US$ floating rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(82)
TJLP vs. US$ floating rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(108)
TJLP vs. US$ floating rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(56)
TJLP vs. US$ floating rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(56)
TJLP vs. US$ floating rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(57)
TJLP vs. US$ floating rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(56)
TJLP vs. US$ floating rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(56)
TJLP vs. US$ floating rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(57)
TJLP vs. US$ floating rate swap | TJLP interest rate decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(56)
TJLP vs. US$ floating rate swap | TJLP interest rate decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(56)
TJLP vs. US$ floating rate swap | TJLP interest rate decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(57)
R$ fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(8)
Fair value of assets		24
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of assets	(8)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(85)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(161)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(8)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(18)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(28)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of assets	(8)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(25)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(40)
IPCA vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(80)	(34)
IPCA vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(80)
IPCA vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(194)
IPCA vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(308)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(80)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(83)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(87)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(80)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(87)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(93)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(80)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(84)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(87)
IPCA vs. CDI swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of assets	89
IPCA vs. CDI swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of assets	71
IPCA vs. CDI swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of assets	55
IPCA vs. CDI swap | IPCA index decrease | Probable
Derivative financial instruments.
Fair value of assets	89
IPCA vs. CDI swap | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of assets	79
IPCA vs. CDI swap | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of assets	70
Protected item: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(79)
Protected item: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(70)
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(1)	$ 23
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Probable
Derivative financial instruments.
Fair value of assets	(1)
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(170)
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(340)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Probable
Derivative financial instruments.
Fair value of liabilities	(1)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(6)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(11)
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(1)
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(16)
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(33)
Protected item: EUR denominated debt | EUR depreciation | Scenario I
Derivative financial instruments.
Fair value of assets	170
Protected item: EUR denominated debt | EUR depreciation | Scenario II
Derivative financial instruments.
Fair value of assets	340
Bunker Oil protection - Forwards and options | Bunker Oil price decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(28)
Bunker Oil protection - Forwards and options | Bunker Oil price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(126)
Bunker Oil protection - Forwards and options | Bunker Oil price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(283)
Protected item: Part of costs linked to bunker oil prices | Bunker Oil price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	126
Protected item: Part of costs linked to bunker oil prices | Bunker Oil price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	283
Maritime Freight protection - Forwards | Freight price decrease | Probable
Derivative financial instruments.
Fair value of assets	1
Maritime Freight protection - Forwards | Freight price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(1)
Maritime Freight protection - Forwards | Freight price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(3)
Protected item: Part of costs linked to maritime freight prices | Freight price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	1
Protected item: Part of costs linked to maritime freight prices | Freight price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	3
Nickel sales fixed price protection - Forwards | Nickel price decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(10)
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(29)
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(48)
Protected item: Part of nickel revenues with fixed prices | Nickel price fluctuation | Scenario I
Derivative financial instruments.
Fair value of assets	29
Protected item: Part of nickel revenues with fixed prices | Nickel price fluctuation | Scenario II
Derivative financial instruments.
Fair value of assets	48
WPM Warrants | WPM stock price decrease | Probable
Derivative financial instruments.
Fair value of assets	8
WPM Warrants | WPM stock price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	2
Conversion options - VLI | VLI stock value increase | Probable
Derivative financial instruments.
Fair value of liabilities	(59)
Conversion options - VLI | VLI stock value increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(94)
Conversion options - VLI | VLI stock value increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(138)
Options - MBR | Iron ore price decrease | Probable
Derivative financial instruments.
Fair value of assets	279
Options - MBR | Iron ore price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	186
Options - MBR | Iron ore price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	105
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Probable
Derivative financial instruments.
Fair value of assets	2
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(8)
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(19)
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(3)
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(6)
Embedded derivatives - Gas purchase | Pellet price increase | Probable
Derivative financial instruments.
Fair value of liabilities	(1)
Embedded derivatives - Gas purchase | Pellet price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(2)
Embedded derivatives - Gas purchase | Pellet price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(5)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(103)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(229)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	$ (442)